SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.2%
	EQUITY - 29.7%
125,300	Alerian MLP ETF(a)	$ 6,011,894
20,300	Avantis International Small Cap Value ETF	1,318,485
81,700	Financial Select Sector SPDR Fund	3,358,687
22,100	Invesco QQQ Trust Series 1	10,588,331
24,600	iShares MSCI USA Min Vol Factor ETF	2,065,416
48,600	iShares MSCI USA Quality Factor ETF	8,298,936
26,400	iShares U.S. Aerospace & Defense ETF(a)	3,486,120
163,900	JPMorgan Equity Premium Income ETF	9,289,852
145,500	JPMorgan Nasdaq Equity Premium Income ETF	8,075,250
39,000	SPDR Dow Jones Industrial Average ETF Trust	15,254,070
873,800	Vanguard FTSE Developed Markets ETF	43,183,196
51,000	Vanguard Growth ETF	19,074,510
16,800	Vanguard S&P 500 ETF	8,402,184
39,800	Vanguard Value ETF	6,384,318
560,600	WisdomTree India Earnings Fund	27,065,768
133,700	WisdomTree Japan Hedged Equity Fund(a)	15,084,034
		186,941,051
	FIXED INCOME - 17.5%
18,300	Blackrock AAA CLO ETF	950,502
215,900	First Trust Preferred Securities and Income ETF(a)	3,748,024
1,136,700	Invesco Senior Loan ETF	23,916,168
136,000	iShares 20+ Year Treasury Bond ETF	12,482,080
200,500	iShares Preferred and Income Securities ETF(a)	6,325,775
35,300	Panagram Bbb-B Clo Etf(a)	950,982
586,600	SPDR Blackstone Senior Loan ETF	24,519,880
99,700	SPDR Bloomberg Convertible Securities ETF	7,184,382
318,900	SPDR Bloomberg High Yield Bond ETF(a)	30,062,703
		110,140,496

	TOTAL EXCHANGE-TRADED FUNDS (Cost $265,791,474)	297,081,547

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.6%
	ALTERNATIVE - 3.7%
330,210	BlackRock Global Equity Market Neutral Fund, Institutional Class	$ 4,850,782
1,104,443	DoubleLine Flexible Income Fund, Class I	9,520,300
481,607	JPMorgan Hedged Equity 3 Fund, Class I	8,813,400
1	JPMorgan Hedged Equity Fund, Class I	32
		23,184,514
	EQUITY - 10.4%
331,560	Baillie Gifford Emerging Markets Equities Fund, Institutional Class	6,856,652
1	JPMorgan Emerging Markets Equity Fund, Class I	33
148,915	JPMorgan Large Cap Growth Fund, Class I	11,125,408
336,757	PIMCO RAE PLUS EMG Fund, Institutional Class	2,478,529
911,797	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	7,959,992
402,316	Schwab S&P 500 Index Fund	33,899,163
35,857	Smead Value Fund, Institutional Class	2,891,491
		65,211,268
	FIXED INCOME - 38.5%
2,124	American Century High Income Fund, Class I	18,054
920	BlackRock Floating Rate Income Portfolio, Institutional Class	8,906
1,185,724	BlackRock High Yield Bond Portfolio, Institutional Class	8,335,636
6	BlackRock High Yield Municipal Fund, Institutional Class	54
6,497	BlackRock National Municipal Fund, Institutional Class	65,618
3,362,360	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	31,471,690
2,810	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	29,984
2	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	20
511,786	DoubleLine Emerging Markets Fixed Income Fund, Class I	4,539,540
1	JPMorgan Emerging Markets Debt Fund, Class I	7
3,626	JPMorgan Income Fund, Class I	30,425
135,839	MassMutual Global Floating Rate Fund, Class Y	1,194,025
5	Metropolitan West High Yield Bond Fund, Class I	50
2,798	Metropolitan West Total Return Bond Fund, Class I	24,958
3,095	Neuberger Berman Strategic Income Fund, Class I	30,087
1,919	Nuveen All-American Municipal Bond Fund, Class I	19,636
7,049	Nuveen Bond Index Fund, Institutional Class	66,758
2,191	Nuveen California Municipal Bond Fund, Class I	22,170
5,196	Nuveen High Yield Municipal Bond Fund, Class I	79,185

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.6% (Continued)
	FIXED INCOME - 38.5% (Continued)
2,249	Nuveen Preferred Securities Fund, Class I	$ 34,410
3,557	Nuveen Short Duration High Yield Municipal Bond, Class I	35,146
3,386	Nuveen Strategic Income Fund, Class I	33,117
3,318	PIMCO Diversified Income Fund, Institutional Class	31,524
5,192	PIMCO Emerging Markets Bond Fund, Institutional Class	43,349
4,160	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	23,543
0(f)	PIMCO High Yield Fund, Institutional Class	0(e)
23	PIMCO High Yield Municipal Bond Fund, Institutional Class	196
6,170,586	PIMCO Income Fund, Institutional Class	64,667,742
3,054,459	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,964,245
3,944,695	PIMCO Investment Grade Credit Bond Fund, Institutional Class	34,871,106
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	67
1,289	PIMCO Real Return Fund, Institutional Class	12,825
4,842,005	PIMCO Total Return Fund, Institutional Class	41,108,624
0(f)	Pioneer Strategic Income Fund, Class Y	0(e)
1,483,513	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	13,425,793
2,774	Putnam Ultra Short Duration Income Fund, Class Y	28,018
8,992	TCW Emerging Markets Income Fund, Class I	57,816
1,292,968	Voya Securitized Credit Fund, Class I	12,102,176
16,484	Western Asset Core Plus Bond Fund, Class I	151,324
		242,527,824
	MIXED ALLOCATION - 0.0%(c)
1,557	Nuveen Real Asset Income Fund, Class I	31,894

	TOTAL OPEN END FUNDS (Cost $310,736,407)	330,955,500

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.6%
	COLLATERAL FOR SECURITIES LOANED – 6.6%
41,398,012	First American Government Obligations Fund, Class X, 5.23% (Cost $41,398,012) (b)(d)	$ 41,398,012

	MONEY MARKET FUND - 0.0%(c)
34,624	First American Government Obligations Fund, Class X, 5.23% (Cost $34,624) (d)	34,624

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,432,636)	41,432,636

	TOTAL INVESTMENTS - 106.4% (Cost $617,960,517)	$ 669,469,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%	(40,559,076)
	NET ASSETS - 100.0%	$ 628,910,607

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $40,671,242.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $41,398,012 at June 30, 2024.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(e)	Amount rounds to less than $1 USD.
(f)	Amount rounds to less than one share.